Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Segment Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	27	27	27
Revenues	$ 691,039	$ 535,068	$ 375,941
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	18	5	5
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	9	22	22
Customer One [Member]
Information About Major Customers [Abstract]
Revenues	$ 78,513	$ 84,067	$ 76,015
Customer Two [Member]
Information About Major Customers [Abstract]
Revenues	57,777	79,161	38,408
Customer Three [Member]
Information About Major Customers [Abstract]
Revenues	55,371	73,629	19,269
Customer Four [Member]
Information About Major Customers [Abstract]
Revenues	53,711	39,477	18,692
Customer Five [Member]
Information About Major Customers [Abstract]
Revenues	$ 37,670	$ 34,786	$ 18,679